Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions	Related Party Transactions
Related party agreements
The Corporation has various contracts with IJKG Opco LLC (d/b/a CarePoint Health - Bayonne Medical Center), Hudson Hospital Opco LLC (d/b/a CarePoint Health - Christ Hospital) and Hoboken University Medical Center Opco LLC (d/b/a CarePoint Health - Hoboken University Medical Center), which collectively do business as the CarePoint Health System (CarePoint Health). CarePoint Health is ultimately held and controlled by Mr. Vivek Garipalli, the Chief Executive Officer and stockholder of the Corporation. The Corporation contracts with CarePoint Health for the provision of inpatient and hospital-based outpatient services. Expenses and fees incurred related to these contracts, recorded in net medical claims incurred, were $1.7 million and $1.9 million for the three months ended September 30, 2021 and 2020, respectively, and $9.2 million and $5.3 million for the nine months ended September 30, 2021 and 2020, respectively.
The Corporation has contracted with Rogue Trading, LLC (Rogue), a marketing services provider. The Corporation’s President and Chief Technology Officer, Andrew Toy, is related to the Chief Executive Officer of Rogue. Expenses and fees related to these contracts were immaterial and $0.3 million for the three and nine months ended September 30, 2021, respectively. Expenses and fees related to these contracts were $0.1 million for the three and nine months ended September 30, 2020.
The Corporation has a contract with Medical Records Exchange, LLC (d/b/a ChartFast) pursuant to which we receive administrative services related to medical records via ChartFast’s electronic applications and web portal platform. ChartFast is ultimately owned and controlled by Mr. Garipalli. Expenses and fees incurred related to this agreement were $0.1 million for the three and nine months ended September 30, 2021, and $0.1 million for the three and nine months ended September 30, 2020.
On July 2, 2021, the Corporation signed a contract with Thyme Care, Inc. (Thyme Care), an oncology benefit management company, through which Thyme Care will provide concierge cancer coordination services to the Corporation’s Medicare Advantage members in New Jersey and develop a provider network to help ensure member access to high-value oncology care. Mr. Garipalli is a member of Thyme Care’s board of directors.
Securities payable to related parties
The Corporation has entered into various securities payable with certain related parties as further discussed in Note 9 (Notes and Securities Payable).
Related party transactions
Related party agreements
The Corporation has various contracts with IJKG Opco LLC (d/b/a CarePoint Health - Bayonne Medical Center), Hudson Hospital Opco LLC (d/b/a CarePoint Health - Christ Hospital) and Hoboken University Medical Center Opco LLC (d/b/a CarePoint Health - Hoboken University Medical Center), which collectively do business as the CarePoint Health System (CarePoint Health). CarePoint Health is ultimately held and controlled by Mr. Vivek Garipalli, the Chief Executive Officer and stockholder of the Corporation. The Corporation contracts with CarePoint Health for the provision of inpatient and hospital-based outpatient services. Expenses and fees incurred related to these contracts, recorded in net medical claims incurred, were $11.1 million and $9.7 million for the years ended December 31, 2020 and 2019, respectively.
Securities payable to related parties
The Corporation has entered into various securities payable arrangements with certain related parties as further discussed in Note 12 “Notes and securities payable